Other Assets - Other Assets Consist of the Following (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Deferred transaction costs	$ 15,593	$ 8,255
Fixed assets, net	3,520	3,356	$ 3,377
Deferred tax assets	850	800	326
Contributions receivable	607	567	1,853	$ 2,606
Other assets	6,950	4,291	945
Total	$ 27,520	$ 17,269	$ 6,501